EQUITY - Capital stock (Details)			1 Months Ended	6 Months Ended	12 Months Ended
	Nov. 05, 2019 Vote $ / shares	Sep. 30, 2019 Vote $ / shares shares	Jun. 28, 2019 Vote $ / shares	Jun. 30, 2019 Vote $ / shares shares	Dec. 31, 2019 ARS ($) Vote $ / shares shares	Dec. 31, 2018 ARS ($) Vote $ / shares shares	Sep. 10, 2019 shares	Sep. 04, 2019 $ / shares shares	Jan. 01, 2018 $ / shares shares
Equity
Nominal value of issued shares | $					$ 2,153,688,011	$ 2,168,909,384
Nominal value (in pesos per share) | $ / shares		$ 1		$ 1	$ 1	$ 1
Outstanding shares		2,157,472,731		2,165,236,424	2,153,688,011	2,153,688,011
Number of votes per share | Vote		1		1	1	1
Authorized public offering							1,184,528,406
Treasury shares (in shares)						15,221,373
Preliminary Merger Agreement and the Final Merger Agreement
Equity
Nominal value (in pesos per share) | $ / shares									$ 1
Cablevision Holding S.A.
Equity
Nominal value (in pesos per share) | $ / shares								$ 1
Class "A" | Preliminary Merger Agreement and the Final Merger Agreement
Equity
Shares issued									342,861,748
Shares issued having veto rights									683,856,600
Class "A" | Telecom Argentina
Equity
Shares issued							342,861,748
Class "B"
Equity
Nominal value (in pesos per share) | $ / shares	$ 1	$ 1	$ 1
Number of votes per share | Vote	1	1	1
Class "B" | BYMA and American Depositary Shares [Member]
Equity
Shares issued					628,051,575
Class "D" | Preliminary Merger Agreement and the Final Merger Agreement
Equity
Shares issued									841,666,658
Shares issued having veto rights									841,666,658
Class "D" | Telecom Argentina
Equity
Shares issued							841,666,658
Public offering
Equity
Authorized public offering								1,184,528,406